April 20, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1004

ATTN.:	Ms. Deborah O’Neal-Johnson
Document Control – EDGAR

RE:	Ameriprise Certificate Company (ACC)

Post-Effective Amendment No. 38

Ameriprise Cash Reserve Certificate

File No.: 2-68296

Dear Ms. O’Neal-Johnson:

Transmitted for filing electronically is Post-Effective Amendment No. 38 to the above referenced registration statement. This Amendment is filed under the Securities Act of 1933 for ACC.

The prospectus has been marked to show all changes from Registrant’s Post-Effective Amendment No. 37 filed on or about March 2, 2012.

Pursuant to Rule 461 under the Securities Act of 1933, as amended, the Registrant requests that the effective date for the Amendment be accelerated so that the Amendment will become effective on April 25, 2012. The underwriter’s request for such acceleration is in correspondence accompanying this Post-Effective Amendment.

Please direct your questions or comments on this filing to Anna Butskaya at 612-671-4993 or me at 612-671-1947.

Thank you.

/s/ Scott R. Plummer
Scott R. Plummer
Vice President, General Counsel and Secretary
Ameriprise Certificate Company

April 20, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1004

ATTN.:	Ms. Deborah O’Neal-Johnson
Document Control – EDGAR

RE:	Ameriprise Certificate Company (ACC)

Post-Effective Amendment No. 38

Ameriprise Cash Reserve Certificate

File No.: 2-68296

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, we, as the principal underwriter of the proposed offering to be made pursuant to the above-mentioned post-effective Amendment, hereby join the Registrant, Ameriprise Certificate Company, in requesting that the effective date for the Amendment be accelerated so that the Amendment will become effective on April 25, 2012.

Sincerely,

/s/ Scott R. Plummer
Scott R. Plummer
Senior Vice President and Lead Chief Counsel—Asset Management
Ameriprise Financial Services, Inc.